Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014
C000016894
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 15,643	$ 16,019	$ 15,726	$ 15,478	$ 15,230	$ 14,944	$ 14,529	$ 15,020	$ 14,623	$ 14,410	$ 14,334	$ 13,703	$ 12,735	$ 13,098	$ 13,533	$ 13,788	$ 13,458	$ 12,989	$ 13,152	$ 13,048	$ 12,774	$ 13,173	$ 12,493	$ 12,792	$ 12,013	$ 11,646	$ 12,596	$ 13,019	$ 12,465	$ 13,334	$ 13,233	$ 14,057	$ 14,012	$ 14,329	$ 14,761	$ 14,388	$ 14,614	$ 14,242	$ 14,688	$ 14,503	$ 14,411	$ 14,254	$ 14,058	$ 13,677	$ 13,450	$ 13,306	$ 13,358	$ 12,949	$ 12,039	$ 12,208	$ 12,447	$ 12,047	$ 11,621	$ 11,389	$ 11,056	$ 10,441	$ 11,782	$ 12,303	$ 12,366	$ 12,131	$ 12,030	$ 11,892	$ 11,705	$ 11,718	$ 11,705	$ 11,285	$ 11,595	$ 11,347	$ 11,188	$ 11,004	$ 10,316	$ 10,867	$ 10,783	$ 11,360	$ 11,301	$ 11,253	$ 10,979	$ 10,969	$ 10,992	$ 10,969	$ 11,109	$ 11,543	$ 11,215	$ 11,088	$ 10,904	$ 10,784	$ 10,591	$ 10,570	$ 10,344	$ 10,350	$ 10,190	$ 10,094	$ 10,025	$ 9,781	$ 9,643	$ 9,463	$ 9,368	$ 9,484	$ 9,474	$ 9,401	$ 9,170	$ 9,088	$ 9,036	$ 8,963	$ 8,570	$ 8,570	$ 8,808	$ 8,928	$ 9,112	$ 8,723	$ 8,936	$ 9,290	$ 9,239	$ 9,436	$ 9,526	$ 9,326	$ 9,555	$ 9,178	$ 9,268	$ 9,507	$ 9,425
C000016897
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 15,319	15,702	15,418	15,190	14,946	14,682	14,289	14,788	14,397	14,187	14,142	13,535	12,579	12,937	13,380	13,648	13,321	12,869	13,046	12,943	12,682	13,093	12,417	12,742	11,952	11,601	12,561	12,997	12,444	13,325	13,238	14,077	14,031	14,363	14,796	14,440	14,680	14,320	14,771	14,585	14,519	14,364	14,178	13,808	13,579	13,447	13,500	13,100	12,178	12,363	12,618	12,225	11,792	11,566	11,240	10,615	11,988	12,531	12,609	12,369	12,279	12,138	11,960	11,973	11,973	11,552	11,870	11,616	11,474	11,285	10,592	11,166	11,092	11,686	11,635	11,586	11,316	11,316	11,341	11,328	11,473	11,933	11,606	11,475	11,295	11,183	10,994	10,971	10,748	10,754	10,598	10,509	10,447	10,192	10,048	9,870	9,782	9,903	9,912	9,836	9,605	9,526	9,472	9,406	8,990	9,001	9,262	9,396	9,601	9,191	9,413	9,808	9,754	9,961	10,078	9,866	10,107	9,718	9,823	10,077	10,000
C000148117
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 17,104	17,515	17,181	16,909	16,638	16,311	15,857	16,395	15,948	15,714	15,631	14,946	13,889	14,269	14,731	15,009	14,649	14,126	14,304	14,191	13,897	14,315	13,575	13,904	13,041	12,642	13,665	14,140	13,522	14,471	14,345	15,241	15,180	15,524	15,993	15,590	15,820	15,417	15,887	15,687	15,587	15,405	15,192	14,780	14,521	14,366	14,422	13,982	12,985	13,167	13,429	12,996	12,522	12,261	11,916	11,252	12,676	13,251	13,306	13,055	12,946	12,784	12,586	12,586	12,573	12,124	12,443	12,177	12,009	11,798	11,072	11,653	11,563	12,169	12,109	12,045	11,752	11,743	11,768	11,730	11,884	12,347	11,984	11,838	11,641	11,513	11,309	11,274	11,033	11,033	10,850	10,747	10,679	10,418	10,259	10,062	9,972	10,084	10,078	9,988	9,754	9,664	9,609	9,531	9,100	9,100	9,353	9,489	9,685	9,271	9,484	9,871	9,817	10,019	10,115	9,912	10,148	9,747	9,842	10,097	10,000
C000016899
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 16,929	17,336	17,012	16,744	16,458	16,158	15,710	16,241	15,805	15,558	15,492	14,820	13,758	14,150	14,613	14,888	14,516	14,019	14,196	14,083	13,781	14,212	13,478	13,794	12,939	12,559	13,576	14,032	13,435	14,365	14,256	15,144	15,089	15,430	15,895	15,486	15,729	15,329	15,801	15,602	15,503	15,327	15,115	14,706	14,454	14,300	14,356	13,910	12,918	13,114	13,364	12,934	12,477	12,221	11,864	11,204	12,638	13,196	13,264	13,005	12,897	12,735	12,542	12,556	12,542	12,086	12,417	12,139	11,988	11,778	11,042	11,638	11,548	12,152	12,083	12,032	11,739	11,734	11,747	11,722	11,865	12,328	11,978	11,836	11,640	11,512	11,312	11,278	11,037	11,037	10,867	10,764	10,685	10,425	10,278	10,082	9,981	10,104	10,088	10,010	9,765	9,683	9,617	9,539	9,117	9,117	9,369	9,503	9,699	9,275	9,496	9,882	9,818	10,022	10,129	9,905	10,143	9,743	9,838	10,087	10,000
C000016900
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 1,700,212	1,739,395	1,708,297	1,681,315	1,652,646	1,622,238	1,577,176	1,630,583	1,586,483	1,561,668	1,555,051	1,485,744	1,380,674	1,418,434	1,466,377	1,494,045	1,456,612	1,406,561	1,424,304	1,413,013	1,382,503	1,425,757	1,350,464	1,383,619	1,297,739	1,257,980	1,361,681	1,407,438	1,345,902	1,440,712	1,429,762	1,518,926	1,511,665	1,547,471	1,592,619	1,552,910	1,577,286	1,537,137	1,584,283	1,562,912	1,554,364	1,536,609	1,515,385	1,474,352	1,448,939	1,433,450	1,437,674	1,394,086	1,294,608	1,314,224	1,339,099	1,295,992	1,250,104	1,224,392	1,188,543	1,122,359	1,266,081	1,322,078	1,328,907	1,302,889	1,292,054	1,275,802	1,256,430	1,256,430	1,255,088	1,210,586	1,242,514	1,215,908	1,199,423	1,179,652	1,105,841	1,164,213	1,155,188	1,215,783	1,210,078	1,204,972	1,174,337	1,173,836	1,176,366	1,172,571	1,188,256	1,234,633	1,198,283	1,184,024	1,164,310	1,152,713	1,131,399	1,129,099	1,104,954	1,104,979	1,086,714	1,076,441	1,069,625	1,043,536	1,027,657	1,009,098	998,974	1,010,223	1,009,691	1,000,746	977,265	967,907	962,363	954,602	912,207	912,207	937,515	949,667	969,270	927,885	949,881	988,608	982,154	1,002,486	1,012,064	990,780	1,014,511	974,437	983,928	1,008,696	1,000,000
DWS Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 23,808	24,354	23,801	23,212	22,843	22,346	21,474	22,206	21,530	20,644	20,524	19,583	17,929	18,484	19,282	19,836	19,135	18,085	18,281	18,022	17,483	17,999	16,795	17,483	16,225	15,301	16,921	17,568	16,421	17,933	17,912	19,470	19,058	19,563	20,573	19,782	20,270	19,286	20,117	19,625	19,491	19,238	18,943	18,149	17,677	17,277	17,356	16,586	14,766	15,134	15,638	14,736	13,996	13,562	12,997	11,740	13,572	14,764	14,929	14,421	14,078	13,703	13,420	13,746	13,706	12,864	13,675	13,228	13,064	12,724	11,793	12,686	12,503	13,516	13,458	13,353	12,962	13,032	13,016	12,893	13,175	13,753	13,018	12,812	12,568	12,313	12,079	12,033	11,706	11,653	11,401	11,226	11,091	10,788	10,501	10,279	10,201	10,378	10,314	10,280	9,855	9,915	9,903	9,759	9,085	9,148	9,735	9,914	9,997	9,269	9,618	10,325	10,237	10,483	10,497	10,201	10,362	9,815	9,971	10,167	10,000
DWS Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 23,808	24,354	23,801	23,212	22,843	22,346	21,474	22,206	21,530	20,644	20,524	19,583	17,929	18,484	19,282	19,836	19,135	18,085	18,281	18,022	17,483	17,999	16,795	17,483	16,225	15,301	16,921	17,568	16,421	17,933	17,912	19,470	19,058	19,563	20,573	19,782	20,270	19,286	20,117	19,625	19,491	19,238	18,943	18,149	17,677	17,277	17,356	16,586	14,766	15,134	15,638	14,736	13,996	13,562	12,997	11,740	13,572	14,764	14,929	14,421	14,078	13,703	13,420	13,746	13,706	12,864	13,675	13,228	13,064	12,724	11,793	12,686	12,503	13,516	13,458	13,353	12,962	13,032	13,016	12,893	13,175	13,753	13,018	12,812	12,568	12,313	12,079	12,033	11,706	11,653	11,401	11,226	11,091	10,788	10,501	10,279	10,201	10,378	10,314	10,280	9,855	9,915	9,903	9,759	9,085	9,148	9,735	9,914	9,997	9,269	9,618	10,325	10,237	10,483	10,497	10,201	10,362	9,815	9,971	10,167	10,000
DWS Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 23,808	24,354	23,801	23,212	22,843	22,346	21,474	22,206	21,530	20,644	20,524	19,583	17,929	18,484	19,282	19,836	19,135	18,085	18,281	18,022	17,483	17,999	16,795	17,483	16,225	15,301	16,921	17,568	16,421	17,933	17,912	19,470	19,058	19,563	20,573	19,782	20,270	19,286	20,117	19,625	19,491	19,238	18,943	18,149	17,677	17,277	17,356	16,586	14,766	15,134	15,638	14,736	13,996	13,562	12,997	11,740	13,572	14,764	14,929	14,421	14,078	13,703	13,420	13,746	13,706	12,864	13,675	13,228	13,064	12,724	11,793	12,686	12,503	13,516	13,458	13,353	12,962	13,032	13,016	12,893	13,175	13,753	13,018	12,812	12,568	12,313	12,079	12,033	11,706	11,653	11,401	11,226	11,091	10,788	10,501	10,279	10,201	10,378	10,314	10,280	9,855	9,915	9,903	9,759	9,085	9,148	9,735	9,914	9,997	9,269	9,618	10,325	10,237	10,483	10,497	10,201	10,362	9,815	9,971	10,167	10,000
DWS Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 23,808	24,354	23,801	23,212	22,843	22,346	21,474	22,206	21,530	20,644	20,524	19,583	17,929	18,484	19,282	19,836	19,135	18,085	18,281	18,022	17,483	17,999	16,795	17,483	16,225	15,301	16,921	17,568	16,421	17,933	17,912	19,470	19,058	19,563	20,573	19,782	20,270	19,286	20,117	19,625	19,491	19,238	18,943	18,149	17,677	17,277	17,356	16,586	14,766	15,134	15,638	14,736	13,996	13,562	12,997	11,740	13,572	14,764	14,929	14,421	14,078	13,703	13,420	13,746	13,706	12,864	13,675	13,228	13,064	12,724	11,793	12,686	12,503	13,516	13,458	13,353	12,962	13,032	13,016	12,893	13,175	13,753	13,018	12,812	12,568	12,313	12,079	12,033	11,706	11,653	11,401	11,226	11,091	10,788	10,501	10,279	10,201	10,378	10,314	10,280	9,855	9,915	9,903	9,759	9,085	9,148	9,735	9,914	9,997	9,269	9,618	10,325	10,237	10,483	10,497	10,201	10,362	9,815	9,971	10,167	10,000
DWS Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 2,380,756	2,435,423	2,380,130	2,321,180	2,284,339	2,234,570	2,147,358	2,220,623	2,153,025	2,064,433	2,052,401	1,958,334	1,792,860	1,848,437	1,928,168	1,983,597	1,913,546	1,808,540	1,828,120	1,802,218	1,748,313	1,799,898	1,679,516	1,748,314	1,622,470	1,530,131	1,692,116	1,756,792	1,642,119	1,793,287	1,791,191	1,947,035	1,905,758	1,956,283	2,057,323	1,978,194	2,027,005	1,928,564	2,011,665	1,962,544	1,949,113	1,923,763	1,894,283	1,814,930	1,767,715	1,727,696	1,735,590	1,658,583	1,476,576	1,513,364	1,563,785	1,473,594	1,399,575	1,356,240	1,299,714	1,173,954	1,357,177	1,476,428	1,492,919	1,442,134	1,407,768	1,370,266	1,342,028	1,374,638	1,370,622	1,286,390	1,367,509	1,322,842	1,306,413	1,272,380	1,179,266	1,268,621	1,250,334	1,351,623	1,345,766	1,335,276	1,296,187	1,303,245	1,301,620	1,289,308	1,317,512	1,375,271	1,301,826	1,281,171	1,256,841	1,231,273	1,207,936	1,203,326	1,170,611	1,165,312	1,140,135	1,122,639	1,109,071	1,078,809	1,050,096	1,027,892	1,020,139	1,037,753	1,031,432	1,027,975	985,503	991,509	990,258	975,853	908,523	914,820	973,535	991,413	999,666	926,920	961,764	1,032,546	1,023,656	1,048,337	1,049,707	1,020,106	1,036,164	981,521	997,106	1,016,729	1,000,000
DWS Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 11,974	12,253	12,087	11,911	11,647	11,542	11,353	11,625	11,512	11,652	11,680	11,253	10,768	10,932	11,199	11,267	11,256	11,274	11,392	11,323	11,063	11,342	11,001	11,038	10,641	10,759	11,244	11,544	11,261	11,490	11,427	11,870	12,197	12,366	12,643	12,652	12,636	12,647	12,756	12,764	12,637	12,546	12,498	12,394	12,540	12,704	12,784	12,740	12,576	12,621	12,644	12,717	12,498	12,394	12,280	12,039	12,278	12,097	11,884	11,866	11,869	11,830	11,882	11,619	11,585	11,423	11,251	11,235	11,036	11,024	10,874	10,706	10,658	10,748	10,794	10,741	10,719	10,735	10,676	10,748	10,694	10,797	10,901	10,854	10,870	10,857	10,895	10,802	10,749	10,758	10,675	10,588	10,591	10,510	10,473	10,442	10,682	10,753	10,751	10,739	10,652	10,467	10,459	10,388	10,263	10,190	10,079	10,130	10,167	10,134	10,095	10,125	10,066	10,180	10,197	10,209	10,167	10,227	10,036	10,054	10,000
DWS Index: Blended Index 60/40
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Index 60/40
Account Value	$ 18,580	19,007	18,642	18,249	17,912	17,612	17,082	17,594	17,202	16,853	16,809	16,100	15,001	15,369	15,915	16,226	15,872	15,351	15,512	15,341	14,919	15,332	14,528	14,899	14,034	13,604	14,704	15,195	14,444	15,344	15,289	16,316	16,274	16,618	17,277	16,875	17,113	16,613	17,095	16,847	16,708	16,528	16,349	15,880	15,701	15,565	15,645	15,202	14,101	14,328	14,618	14,138	13,610	13,303	12,915	12,040	13,164	13,758	13,750	13,458	13,265	13,033	12,893	12,958	12,919	12,366	12,748	12,489	12,306	12,107	11,501	11,937	11,810	12,412	12,400	12,317	12,089	12,134	12,097	12,059	12,190	12,551	12,191	12,053	11,922	11,770	11,651	11,584	11,371	11,344	11,161	11,021	10,941	10,728	10,540	10,393	10,439	10,575	10,534	10,508	10,211	10,170	10,158	10,040	9,570	9,580	9,897	10,023	10,087	9,626	9,822	10,257	10,178	10,369	10,383	10,211	10,289	9,982	9,999	10,122	10,000
DWS Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 11,974	12,253	12,087	11,911	11,647	11,542	11,353	11,625	11,512	11,652	11,680	11,253	10,768	10,932	11,199	11,267	11,256	11,274	11,392	11,323	11,063	11,342	11,001	11,038	10,641	10,759	11,244	11,544	11,261	11,490	11,427	11,870	12,197	12,366	12,643	12,652	12,636	12,647	12,756	12,764	12,637	12,546	12,498	12,394	12,540	12,704	12,784	12,740	12,576	12,621	12,644	12,717	12,498	12,394	12,280	12,039	12,278	12,097	11,884	11,866	11,869	11,830	11,882	11,619	11,585	11,423	11,251	11,235	11,036	11,024	10,874	10,706	10,658	10,748	10,794	10,741	10,719	10,735	10,676	10,748	10,694	10,797	10,901	10,854	10,870	10,857	10,895	10,802	10,749	10,758	10,675	10,588	10,591	10,510	10,473	10,442	10,682	10,753	10,751	10,739	10,652	10,467	10,459	10,388	10,263	10,190	10,079	10,130	10,167	10,134	10,095	10,125	10,066	10,180	10,197	10,209	10,167	10,227	10,036	10,054	10,000
DWS Index: Blended Index 60/40
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Index 60/40
Account Value	$ 18,580	19,007	18,642	18,249	17,912	17,612	17,082	17,594	17,202	16,853	16,809	16,100	15,001	15,369	15,915	16,226	15,872	15,351	15,512	15,341	14,919	15,332	14,528	14,899	14,034	13,604	14,704	15,195	14,444	15,344	15,289	16,316	16,274	16,618	17,277	16,875	17,113	16,613	17,095	16,847	16,708	16,528	16,349	15,880	15,701	15,565	15,645	15,202	14,101	14,328	14,618	14,138	13,610	13,303	12,915	12,040	13,164	13,758	13,750	13,458	13,265	13,033	12,893	12,958	12,919	12,366	12,748	12,489	12,306	12,107	11,501	11,937	11,810	12,412	12,400	12,317	12,089	12,134	12,097	12,059	12,190	12,551	12,191	12,053	11,922	11,770	11,651	11,584	11,371	11,344	11,161	11,021	10,941	10,728	10,540	10,393	10,439	10,575	10,534	10,508	10,211	10,170	10,158	10,040	9,570	9,580	9,897	10,023	10,087	9,626	9,822	10,257	10,178	10,369	10,383	10,211	10,289	9,982	9,999	10,122	10,000
DWS Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 11,974	12,253	12,087	11,911	11,647	11,542	11,353	11,625	11,512	11,652	11,680	11,253	10,768	10,932	11,199	11,267	11,256	11,274	11,392	11,323	11,063	11,342	11,001	11,038	10,641	10,759	11,244	11,544	11,261	11,490	11,427	11,870	12,197	12,366	12,643	12,652	12,636	12,647	12,756	12,764	12,637	12,546	12,498	12,394	12,540	12,704	12,784	12,740	12,576	12,621	12,644	12,717	12,498	12,394	12,280	12,039	12,278	12,097	11,884	11,866	11,869	11,830	11,882	11,619	11,585	11,423	11,251	11,235	11,036	11,024	10,874	10,706	10,658	10,748	10,794	10,741	10,719	10,735	10,676	10,748	10,694	10,797	10,901	10,854	10,870	10,857	10,895	10,802	10,749	10,758	10,675	10,588	10,591	10,510	10,473	10,442	10,682	10,753	10,751	10,739	10,652	10,467	10,459	10,388	10,263	10,190	10,079	10,130	10,167	10,134	10,095	10,125	10,066	10,180	10,197	10,209	10,167	10,227	10,036	10,054	10,000
DWS Index: Blended Index 60/40
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Index 60/40
Account Value	$ 18,580	19,007	18,642	18,249	17,912	17,612	17,082	17,594	17,202	16,853	16,809	16,100	15,001	15,369	15,915	16,226	15,872	15,351	15,512	15,341	14,919	15,332	14,528	14,899	14,034	13,604	14,704	15,195	14,444	15,344	15,289	16,316	16,274	16,618	17,277	16,875	17,113	16,613	17,095	16,847	16,708	16,528	16,349	15,880	15,701	15,565	15,645	15,202	14,101	14,328	14,618	14,138	13,610	13,303	12,915	12,040	13,164	13,758	13,750	13,458	13,265	13,033	12,893	12,958	12,919	12,366	12,748	12,489	12,306	12,107	11,501	11,937	11,810	12,412	12,400	12,317	12,089	12,134	12,097	12,059	12,190	12,551	12,191	12,053	11,922	11,770	11,651	11,584	11,371	11,344	11,161	11,021	10,941	10,728	10,540	10,393	10,439	10,575	10,534	10,508	10,211	10,170	10,158	10,040	9,570	9,580	9,897	10,023	10,087	9,626	9,822	10,257	10,178	10,369	10,383	10,211	10,289	9,982	9,999	10,122	10,000
DWS Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 11,974	12,253	12,087	11,911	11,647	11,542	11,353	11,625	11,512	11,652	11,680	11,253	10,768	10,932	11,199	11,267	11,256	11,274	11,392	11,323	11,063	11,342	11,001	11,038	10,641	10,759	11,244	11,544	11,261	11,490	11,427	11,870	12,197	12,366	12,643	12,652	12,636	12,647	12,756	12,764	12,637	12,546	12,498	12,394	12,540	12,704	12,784	12,740	12,576	12,621	12,644	12,717	12,498	12,394	12,280	12,039	12,278	12,097	11,884	11,866	11,869	11,830	11,882	11,619	11,585	11,423	11,251	11,235	11,036	11,024	10,874	10,706	10,658	10,748	10,794	10,741	10,719	10,735	10,676	10,748	10,694	10,797	10,901	10,854	10,870	10,857	10,895	10,802	10,749	10,758	10,675	10,588	10,591	10,510	10,473	10,442	10,682	10,753	10,751	10,739	10,652	10,467	10,459	10,388	10,263	10,190	10,079	10,130	10,167	10,134	10,095	10,125	10,066	10,180	10,197	10,209	10,167	10,227	10,036	10,054	10,000
DWS Index: Blended Index 60/40
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Index 60/40
Account Value	$ 18,580	19,007	18,642	18,249	17,912	17,612	17,082	17,594	17,202	16,853	16,809	16,100	15,001	15,369	15,915	16,226	15,872	15,351	15,512	15,341	14,919	15,332	14,528	14,899	14,034	13,604	14,704	15,195	14,444	15,344	15,289	16,316	16,274	16,618	17,277	16,875	17,113	16,613	17,095	16,847	16,708	16,528	16,349	15,880	15,701	15,565	15,645	15,202	14,101	14,328	14,618	14,138	13,610	13,303	12,915	12,040	13,164	13,758	13,750	13,458	13,265	13,033	12,893	12,958	12,919	12,366	12,748	12,489	12,306	12,107	11,501	11,937	11,810	12,412	12,400	12,317	12,089	12,134	12,097	12,059	12,190	12,551	12,191	12,053	11,922	11,770	11,651	11,584	11,371	11,344	11,161	11,021	10,941	10,728	10,540	10,393	10,439	10,575	10,534	10,508	10,211	10,170	10,158	10,040	9,570	9,580	9,897	10,023	10,087	9,626	9,822	10,257	10,178	10,369	10,383	10,211	10,289	9,982	9,999	10,122	10,000
DWS Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 1,197,424	1,225,253	1,208,675	1,191,140	1,164,704	1,154,153	1,135,333	1,162,499	1,151,196	1,165,166	1,167,961	1,125,264	1,076,803	1,093,243	1,119,948	1,126,733	1,125,614	1,127,366	1,139,177	1,132,260	1,106,307	1,134,176	1,100,052	1,103,801	1,064,124	1,075,929	1,124,371	1,154,381	1,126,069	1,149,029	1,142,741	1,187,014	1,219,738	1,236,598	1,264,317	1,265,170	1,263,644	1,264,678	1,275,571	1,276,423	1,263,734	1,254,588	1,249,821	1,239,399	1,253,992	1,270,384	1,278,419	1,274,020	1,257,609	1,262,120	1,264,399	1,271,732	1,249,778	1,239,436	1,227,967	1,203,852	1,227,836	1,209,723	1,188,394	1,186,626	1,186,863	1,183,041	1,188,189	1,161,898	1,158,450	1,142,293	1,125,059	1,123,487	1,103,559	1,102,358	1,087,366	1,070,616	1,065,823	1,074,814	1,079,439	1,074,147	1,071,904	1,073,461	1,067,639	1,074,811	1,069,417	1,079,654	1,090,144	1,085,359	1,087,004	1,085,700	1,089,535	1,080,215	1,074,861	1,075,773	1,067,537	1,058,752	1,059,107	1,050,998	1,047,303	1,044,201	1,068,212	1,075,346	1,075,091	1,073,933	1,065,156	1,046,729	1,045,912	1,038,834	1,026,257	1,019,018	1,007,892	1,012,952	1,016,659	1,013,420	1,009,469	1,012,452	1,006,591	1,017,952	1,019,736	1,020,920	1,016,724	1,022,684	1,003,581	1,005,397	1,000,000
DWS Index: Blended Index 60/40
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Index 60/40
Account Value	$ 1,858,037	$ 1,900,728	$ 1,864,242	$ 1,824,946	$ 1,791,175	$ 1,761,166	$ 1,708,248	$ 1,759,358	$ 1,720,169	$ 1,685,309	$ 1,680,882	$ 1,609,972	$ 1,500,125	$ 1,536,893	$ 1,591,504	$ 1,622,555	$ 1,587,244	$ 1,535,123	$ 1,551,220	$ 1,534,065	$ 1,491,887	$ 1,533,226	$ 1,452,755	$ 1,489,899	$ 1,403,414	$ 1,360,445	$ 1,470,384	$ 1,519,521	$ 1,444,409	$ 1,534,364	$ 1,528,931	$ 1,631,578	$ 1,627,444	$ 1,661,808	$ 1,727,650	$ 1,687,520	$ 1,711,256	$ 1,661,251	$ 1,709,473	$ 1,684,654	$ 1,670,764	$ 1,652,771	$ 1,634,882	$ 1,588,008	$ 1,570,143	$ 1,556,549	$ 1,564,470	$ 1,520,233	$ 1,410,139	$ 1,432,764	$ 1,461,788	$ 1,413,752	$ 1,360,986	$ 1,330,335	$ 1,291,509	$ 1,204,007	$ 1,316,423	$ 1,375,765	$ 1,374,987	$ 1,345,839	$ 1,326,541	$ 1,303,333	$ 1,289,264	$ 1,295,810	$ 1,291,944	$ 1,236,639	$ 1,274,836	$ 1,248,926	$ 1,230,599	$ 1,210,666	$ 1,150,083	$ 1,193,676	$ 1,180,986	$ 1,241,196	$ 1,240,049	$ 1,231,705	$ 1,208,865	$ 1,213,383	$ 1,209,727	$ 1,205,925	$ 1,218,981	$ 1,255,129	$ 1,219,085	$ 1,205,276	$ 1,192,174	$ 1,176,982	$ 1,165,132	$ 1,158,414	$ 1,137,122	$ 1,134,366	$ 1,116,095	$ 1,102,055	$ 1,094,122	$ 1,072,768	$ 1,054,005	$ 1,039,296	$ 1,043,944	$ 1,057,489	$ 1,053,400	$ 1,050,791	$ 1,021,081	$ 1,016,996	$ 1,015,782	$ 1,004,046	$ 957,034	$ 958,004	$ 989,676	$ 1,002,342	$ 1,008,743	$ 962,626	$ 982,220	$ 1,025,669	$ 1,017,805	$ 1,036,885	$ 1,038,337	$ 1,021,072	$ 1,028,860	$ 998,202	$ 999,883	$ 1,012,207	$ 1,000,000